Expense Example - Innovator Equity Defined Protection ETF – 2 Yr to July 2028 - Innovator Equity Defined Protection ETF - 2 Yr to July 2028	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978